Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Shares subject to possible redemption	47,849,916
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock authorized	1,000,000	1,000,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Class A common stock
Shares subject to possible redemption	47,849,916	47,849,916
Shares subject to possible redemption, redemption value per share	$ 10.00	$ 10.00
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock authorized	380,000,000	380,000,000
Common stock issued	2,150,084	2,150,084
Common stock outstanding	2,150,084	2,150,084
Class B common stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock authorized	20,000,000	20,000,000
Common stock issued	12,500,000	12,500,000